Preferred Stock (Details Narrative) - shares	Dec. 31, 2021	Dec. 31, 2020
Common Stock
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0